Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Tax Charge
The tax charge comprises:

Continuing operations	2020 £m	2019 £m	2018 £m
Corporation tax
Current year	310.0	423.0	404.2
Prior years	(83.2)	(63.4)	(108.1)
	226.8	359.6	296.1
Deferred tax
Current year	(80.2)	(78.3)	(41.5)
Prior years	(17.3)	(6.3)	1.4
	(97.5)	(84.6)	(40.1)
Tax charge	129.3	275.0	256.0

Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to (loss)/profit before taxation in the consolidated income statement as follows:

Continuing operations	2020 £m	2019 1 £m	2018 1 £m
(Loss)/profit before taxation	(2,790.6)	1,214.3	1,019.3
Tax at the corporation tax rate of 19.0% 2	(530.2)	230.7	193.7
Tax effect of share of results of associates	16.2	(2.7)	(5.8)
Irrecoverable withholding taxes	49.4	44.7	48.9
Items that are not deductible in determining taxable profit	69.2	41.5	34.1
Goodwill impairment	542.4	10.4	33.1
Effect of different tax rates in subsidiaries operating in other jurisdictions	92.7	77.1	71.2
US Transition Tax related to unremitted foreign earnings	–	–	(4.6)
Origination and reversal on unrecognised temporary differences	(29.3)	(3.4)	5.1
Tax losses not recognised or utilised in the year	21.1	13.2	19.9
Utilisation of tax losses not previously recognised	(1.7)	(42.7)	(25.5)
Recognition of temporary differences not previously recognised	–	(24.1)	(7.4)
Net release of prior year provisions in relation to acquired businesses	(1.7)	(19.9)	(20.4)
Other prior year adjustments	(98.8)	(49.8)	(86.3)
Tax charge	129.3	275.0	256.0
Effective tax rate on (loss)/profit before tax	(4.6% )	22.6%	25.1%

Notes
1	Figures have been restated as described in the accounting policies.
2	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2019: 19.0%, 2018: 19.0%).